INVESTMENT IN NON-MARKETABLE SECURITIES (Details Narrative)	3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2021 MYR (RM) shares	Dec. 31, 2020 MYR (RM) shares	Mar. 03, 2020	Apr. 03, 2019 USD ($) $ / shares shares	Mar. 10, 2019
Investment amount		$ 577,035		$ 134,166	$ 66,484	$ 134,166
Ordinary shares authorized | shares		1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Proceeds from investments	$ 70,173		$ 70,173		$ 70,173
Phoenix Plus Corporation [Member]
Investment amount		1,500		1,500	1,500	1,500				$ 1,500
Equity interest percentage										5.00%
Shares Issued, Price Per Share | $ / shares										$ 0.0001
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period | shares										15,000,000
Maximum [Member]
Equity interest percentage											20.00%
Minimum [Member]
Equity interest percentage											17.86%
Director [Member]
Investment amount		$ 863,592			$ 863,592		RM 3,500,000	RM 3,500,000
Equity interest percentage		20.00%			20.00%		20.00%	20.00%
Mr. How Kok Choong [Member]
Investment amount				730,637		730,637
Ordinary shares authorized | shares		2,500,000			2,500,000		2,500,000	2,500,000
Amount due from director	$ 660,464
Investment amount				$ 30,637		$ 30,637
Unreserved Sdn Bhd [Member]
Equity interest percentage									17.86%